Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Common Share Applicable to Common Shareholders of MUFG	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG
Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥381,798	¥1,325,869	¥1,266,933
Effect of dilutive instruments:
Restricted stock units and performance-based stock units—Morgan Stanley	(3,816)	(3,283)	(6,151)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group for diluted computation	¥377,982	¥1,322,586	¥1,260,782

	2023	2024	2025
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	12,317,723	11,978,725	11,654,295
Effect of dilutive instruments:
Stock acquisition rights under the Stock Option Plan and the common shares of MUFG under the Board Incentive Plan and the Employee Stock Ownership Plan	1,132	1,876	555
Weighted average common shares for diluted computation	12,318,855	11,980,601	11,654,850

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥31.00	¥110.69	¥108.71
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥30.68	¥110.39	¥108.18